UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CERTIFICATE OF DEPOSITS – 14.0%
$3,131,000	Bank of Montreal 1.074%, 5/15/2017[1,2]	$3,129,012
3,500,000	HSBC Bank USA N.A. 0.860%, 11/1/2016	3,501,134
2,800,000	Nordea Bank Finland PLC 1.121%, 4/26/2017[1,2]	2,801,075
1,600,000	Societe Generale 0.890%, 10/28/2016	1,600,512

	TOTAL CERTIFICATE OF DEPOSITS (Cost $11,031,464)	11,031,733

	COMMERCIAL PAPER – 31.2%
	Campbell Soup Co.
500,000	0.761%, 11/15/2016	499,483
2,500,000	0.761%, 11/17/2016	2,497,277
1,300,000	Caterpillar Financial Services 0.507%, 10/11/2016	1,299,851
3,000,000	Church & Dwight Co. 0.710%, 11/2/2016	2,997,747
3,300,000	Equifax, Inc. 0.862%, 10/3/2016	3,299,802
3,000,000	Ford Motor Credit Co. 0.710%, 11/16/2016	2,996,697
2,750,000	Hyundai Capital 0.781%, 11/2/2016	2,747,935
3,225,000	ING Bank N.V. 1.212%, 2/13/2017	3,212,526
1,850,000	Mohawk Industries, Inc. 0.710%, 10/5/2016	1,849,813
1,600,000	Rockwell Automation 0.527%, 10/11/2016	1,599,680
1,500,000	United Health Group, Inc. 0.863%, 12/20/2016	1,497,010

	TOTAL COMMERCIAL PAPER (Cost $24,497,715)	24,497,821

	CORPORATE BONDS – 22.7%
1,700,000	American Express Credit Corp. 1.166%, 9/22/2017[1]	1,698,249
3,500,000	Chevron Corp. 1.009%, 3/2/2018[1]	3,493,406
3,000,000	Fifth Third Bank 1.311%, 11/18/2016[1,3]	3,000,927
3,500,000	Royal Bank of Canada 1.390%, 4/15/2019[1,2]	3,516,527

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Toyota Motor Credit Corp.
$1,746,000	1.129%, 7/13/2018[1]	$1,754,087
1,700,000	1.069%, 1/17/2019[1]	1,703,033
1,670,000	Walt Disney Co. 1.139%, 5/30/2019[1]	1,674,145
1,000,000	Wells Fargo Bank N.A. 1.383%, 9/7/2017[1]	1,003,129

	TOTAL CORPORATE BONDS (Cost $17,782,279)	17,843,503

	U.S. GOVERNMENT AND AGENCIES – 1.4%
1,063,000	Federal Home Loan Mortgage Corp. 1.000%, 6/29/2017	1,066,073

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $1,066,034)	1,066,073

	U.S. TREASURY BILLS – 1.3%
1,000,000	United States Treasury Bill 0.426%, 12/8/2016	999,695

	TOTAL U.S. TREASURY BILLS (Cost $999,207)	999,695

	U.S. TREASURY NOTES – 7.3%
	United States Treasury Note
1,000,000	0.625%, 11/15/2016	1,000,525
2,250,000	0.750%, 1/15/2017	2,252,824
2,500,000	0.625%, 8/31/2017	2,499,658

	TOTAL U.S. TREASURY NOTES (Cost $5,744,147)	5,753,007

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.0%
	CME EURO Futures
93	Exercise Price: $1.15, Expiration Date: October 7, 2016	4,069
	CMX Gold, 100 Troy Oz. Futures
39	Exercise Price: $1,500.00, Expiration Date: November 22, 2016	3,900
	TOTAL CALL OPTIONS (Cost $176,280)	7,969

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS – 0.1%
	CME E-Mini S&P 500 Futures
34	Exercise Price: $2,100.00, Expiration Date: December 16, 2016	$59,500

	TOTAL PUT OPTIONS (Cost $76,609)	59,500
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $252,889)	67,469

Number of Shares

	SHORT-TERM INVESTMENTS – 1.0%
802,096	Fidelity Institutional Money Market Government Portfolio, 0.318%	802,096

	TOTAL SHORT-TERM INVESTMENTS (Cost $802,096)	802,096

	TOTAL INVESTMENTS – 79.0% (Cost $62,175,831)	62,061,397
	Other Assets in Excess of Liabilities[4] – 21.0%	16,485,765

	TOTAL NET ASSETS – 100.0%	$78,547,162

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.0)%
	PUT OPTIONS – (0.0)%
	CME E-Mini S&P 500 Futures
(34)	Exercise Price: $2,000.00, Expiration Date: December 16, 2016	(30,600)
	CMX Gold, 100 Troy Oz. Futures
(13)	Exercise Price: $1,250.00, Expiration Date: November 22, 2016	(6,630)

	TOTAL PUT OPTIONS (Proceeds $64,822)	(37,230)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $64,822)	$(37,230)

PLC – Public Limited Company

[1]	Variable, floating or step rate security.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Callable.
[4]	Includes appreciation (depreciation) on forward foreign currency contracts, futures contracts and written options contracts.

See accompanying Consolidated Notes to Consolidated Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

FORWARD CONTRACTS

Purchase Contracts	Currency Exchange	Currency Amount Purchased	Value At Settlement Date	Value At September 30, 2016	Unrealized Appreciation (Depreciation)
Australian Dollar	AUD per USD	4,384,323	$3,270,589	$3,352,232	$81,643
British Pound	GBP per USD	1,424,897	1,877,909	1,852,456	(25,453)
Canadian Dollar	CAD per USD	8,207,773	6,231,018	6,258,558	27,540
Euro	EUR per USD	834,962	941,231	942,120	889
Japanese Yen	JPY per USD	584,409,380	5,752,491	5,787,832	35,341
New Zealand Dollar	NZD per USD	10,097,756	7,322,551	7,332,207	9,656
Norwegian Krone	NOK per USD	13,425,198	1,633,271	1,681,484	48,213
Swedish Krona	SEK per USD	2,838,139	331,970	332,532	562
			27,361,030	27,539,421	178,391

Sale Contracts
Australian Dollar	USD per AUD	(1,152,289)	(867,333)	(881,035)	(13,702)
British Pound	USD per GBP	(2,234,202)	(2,947,134)	(2,904,603)	42,531
Canadian Dollar	USD per CAD	(2,549,564)	(1,938,293)	(1,944,083)	(5,790)
Euro	USD per EUR	(5,545,591)	(6,242,737)	(6,257,305)	(14,568)
Japanese Yen	USD per JPY	(117,983,846)	(1,168,495)	(1,168,480)	15
New Zealand Dollar	USD per NZD	(679,443)	(493,767)	(493,359)	408
Norwegian Krone	USD per NOK	(40,616,041)	(4,919,594)	(5,087,092)	(167,498)
Swedish Krona	USD per SEK	(49,841,860)	(5,885,792)	(5,839,746)	46,046
			(24,463,145)	(24,575,703)	(112,558)
TOTAL FORWARD CONTRACTS			$2,897,885	$2,963,718	$65,833

FUTURES CONTRACTS
Long Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2016	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	December 2016	12	$2,618,859	$2,621,625	$2,766
CBOT 5-Year U.S. Treasury Note	December 2016	101	12,253,813	12,273,078	19,265
CBOT 10-Year U.S. Treasury Note	December 2016	474	62,003,061	62,153,250	150,189
CBOT U.S. Long Bond	December 2016	29	4,870,898	4,876,531	5,633
CBOT U.S. Ultra Bond	December 2016	3	555,156	551,625	(3,531)
Eurex 2-Year Euro SCHATZ	December 2016	34	4,282,773	4,285,735	2,962
Eurex 5-Year Euro BOBL	December 2016	40	5,922,381	5,939,299	16,918
Eurex 10-Year Euro BUND	December 2016	65	12,044,539	12,107,127	62,588
Eurex 30-Year Euro BUXL	December 2016	4	851,686	864,119	12,433
Eurex Euro-BTP Italian Bond Index	December 2016	16	2,571,133	2,573,561	2,428
Eurex French Government Bond	December 2016	3	537,062	539,973	2,911
ICE Long Gilt Government Bond	December 2016	88	14,936,958	14,874,124	(62,834)
MSE 10-Year Canadian Bond	December 2016	48	5,363,695	5,374,303	10,608
OSE 10-Year Japanese Treasury Bond	December 2016	10	14,977,358	15,032,564	55,206
SFE 3-Year Australian Bond	December 2016	121	10,492,996	10,502,135	9,139
SFE 10-Year Australian Bond	December 2016	19	1,975,856	1,994,108	18,252
Commodity Futures
CBOT Soybean	November 2016	1	48,237	47,700	(537)
CBOT Soybean Oil	December 2016	3	61,434	60,192	(1,242)
CMX Copper	December 2016	1	55,412	55,262	(150)
CMX Gold	December 2016	56	7,470,760	7,375,760	(95,000)
CMX Silver	December 2016	21	2,017,405	2,017,470	65
EOP Rapeseed	November 2016	2	42,505	42,238	(267)
ICE Brent Crude Oil	December 2016	4	191,620	200,760	9,140
ICE Cocoa	December 2016	2	62,263	57,695	(4,568)
ICE Gasoil	November 2016	5	216,450	223,875	7,425
ICE Robusta Coffee	November 2016	16	304,830	320,640	15,810
LME Nickel	December 2016	2	125,538	126,864	1,326
LME Primary Aluminum	December 2016	11	453,704	460,488	6,784
LME Zinc	November 2016	2	113,238	118,763	5,525
LME Zinc	December 2016	6	342,367	356,888	14,521
NYBOT Coffee 'C'	December 2016	3	170,438	170,494	56
NYBOT Cotton #2	December 2016	7	259,895	238,280	(21,615)
NYBOT FCOJ-A	November 2016	1	26,550	30,750	4,200
NYBOT Sugar #11	March 2017	37	889,235	953,120	63,885
NYMEX Natural Gas	November 2016	18	542,170	523,080	(19,090)
NYMEX NY Harbor ULSD	November 2016	2	123,686	129,217	5,531
NYMEX Palladium	December 2016	1	71,115	72,150	1,035
NYMEX Platinum	January 2017	11	566,939	568,975	2,036
NYMEX RBOB Gasoline	November 2016	6	355,702	368,701	12,999
NYMEX WTI Crude Oil	November 2016	5	230,930	241,200	10,270
NYMEX WTI Crude Oil	December 2016	1	48,710	48,820	110

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Long Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2016	Unrealized Appreciation (Depreciation)
Currency Futures
CME Australian Dollar	December 2016	41	$3,101,790	$3,136,090	$34,300
CME Euro	December 2016	75	10,545,252	10,572,187	26,935
CME Japanese Yen	December 2016	154	18,877,117	19,039,213	162,096
CME Mexican Peso	December 2016	46	1,183,275	1,175,990	(7,285)
CME New Zealand Dollar	December 2016	17	1,234,915	1,234,880	(35)
CME Norwegian Krone	December 2016	1	247,080	250,080	3,000
CME Swiss Franc	December 2016	62	7,973,369	8,021,250	47,881
Index Futures
CBOT E-Mini DJIA Index	December 2016	34	3,088,445	3,097,230	8,785
CME E-Mini NASDAQ 100 Index	December 2016	49	4,693,550	4,772,845	79,295
CME E-Mini S&P 500® Index	December 2016	48	5,164,454	5,185,200	20,746
EOE Amsterdam Index	October 2016	7	696,998	711,488	14,490
EOP CAC 40 Index	October 2016	64	3,176,486	3,196,763	20,277
Eurex DAX Index	December 2016	22	6,475,059	6,499,410	24,351
Eurex Euro STOXX 50 Index	December 2016	25	838,873	841,389	2,516
HKG Hang Seng China Enterprises Index	October 2016	22	1,378,637	1,361,439	(17,198)
HKG Hang Seng Index	October 2016	22	3,320,354	3,306,169	(14,185)
ICE FTSE 100 Index	December 2016	44	3,810,206	3,915,520	105,314
MSE S&P per TSX 60 Index	December 2016	25	3,213,379	3,258,650	45,271
NYF ICE Emerging Markets Mini Index	December 2016	44	1,974,560	2,007,500	32,940
NYF Russell 2000 Mini Index	December 2016	17	2,090,700	2,122,110	31,410
OSE Nikkei 225 Mini Index	December 2016	14	228,942	227,255	(1,687)
OSE TOPIX Index	December 2016	20	2,621,870	2,611,012	(10,858)
SFE SPI 200 Index	December 2016	9	911,892	933,435	21,543
SGX FTSE China A50 Index	October 2016	19	182,021	181,783	(238)
SGX MSCI Singapore Index	October 2016	2	46,037	46,220	183
SGX MSCI Taiwan Index	October 2016	31	1,070,640	1,059,270	(11,370)
SGX Nikkei 225 Index	December 2016	23	1,918,477	1,857,657	(60,820)
SGX S&P CNX Nifty Index	October 2016	48	843,401	830,496	(12,905)
SSE OMXS30 Index	October 2016	157	2,599,044	2,635,015	35,971
Interest Rate Futures
CME 3-Month Eurodollar	March 2018	10	2,473,313	2,472,875	(438)
CME 3-Month Eurodollar	September 2018	20	4,943,700	4,942,500	(1,200)
CME 3-Month Eurodollar	March 2019	24	5,928,550	5,926,800	(1,750)
CME 3-Month Eurodollar	March 2020	31	7,645,863	7,644,213	(1,650)
ICE 3-Month Euro Euribor	June 2017	2	564,172	563,933	(239)
ICE 3-Month Euro Euribor	September 2017	28	7,897,089	7,896,246	(843)
ICE 3-Month Euro Euribor	March 2018	41	11,565,858	11,565,240	(618)
ICE 90-Day Sterling	June 2017	47	7,603,636	7,602,582	(1,054)
ICE 90-Day Sterling	September 2017	68	11,003,698	11,000,584	(3,114)
ICE 90-Day Sterling	March 2018	75	12,134,263	12,134,214	(49)
ICE 90-Day Sterling	September 2018	89	14,395,244	14,396,379	1,135
ICE 90-Day Sterling	March 2019	76	12,287,081	12,288,606	1,525
MSE 3-Month Canadian Bankers' Acceptance	June 2017	9	1,700,094	1,699,846	(248)
MSE 3-Month Canadian Bankers' Acceptance	September 2017	18	3,400,186	3,399,691	(495)
SFE 90-Day Australian Bank Accepted Bill	March 2017	34	25,937,308	25,937,495	187
SFE 90-Day Australian Bank Accepted Bill	June 2017	1	762,887	762,943	56
			394,799,122	395,694,232	895,110

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2016	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	December 2016	(15)	$(3,275,156)	$(3,277,031)	$(1,875)
Eurex 2-Year Euro SCHATZ	December 2016	(35)	(4,407,863)	(4,411,786)	(3,923)
Eurex 5-Year Euro BOBL	December 2016	(50)	(7,394,897)	(7,424,124)	(29,227)
Eurex 10-Year Euro BUND	December 2016	(57)	(10,536,601)	(10,617,019)	(80,418)
Eurex Euro-BTP Italian Bond Index	December 2016	(14)	(2,244,020)	(2,251,866)	(7,846)
ICE Long Gilt Government Bond	December 2016	(186)	(31,637,529)	(31,438,489)	199,040
OSE 10-Year Japanese Treasury Bond	December 2016	(4)	(5,993,783)	(6,013,025)	(19,242)
SFE 10-Year Australian Bond	December 2016	(137)	(14,202,238)	(14,378,572)	(176,334)
Commodity Futures
CBOT Corn	December 2016	(72)	(1,209,625)	(1,212,300)	(2,675)
CBOT Soybean	November 2016	(1)	(47,313)	(47,700)	(387)
CBOT Soybean Meal	December 2016	(3)	(92,390)	(89,880)	2,510
CBOT Wheat	December 2016	(35)	(746,213)	(703,500)	42,713
CME Lean Hogs	December 2016	(1)	(19,450)	(17,590)	1,860
CME Live Cattle	December 2016	(7)	(298,440)	(280,350)	18,090
CMX Copper	December 2016	(13)	(682,325)	(718,413)	(36,088)
EOP Mill Wheat	December 2016	(6)	(54,097)	(54,125)	(28)
ICE Brent Crude Oil	December 2016	(4)	(193,130)	(200,760)	(7,630)
ICE Gasoil	November 2016	(13)	(549,025)	(582,075)	(33,050)
KCBT Hard Red Winter Wheat	December 2016	(2)	(40,600)	(41,550)	(950)
NYBOT Cocoa	December 2016	(5)	(141,100)	(138,050)	3,050
NYMEX NY Harbor ULSD	November 2016	(1)	(59,060)	(64,609)	(5,549)
NYMEX Palladium	December 2016	(6)	(422,007)	(432,900)	(10,893)
NYMEX RBOB Gasoline	November 2016	(1)	(56,028)	(61,450)	(5,422)
NYMEX WTI Crude Oil	November 2016	(16)	(747,530)	(771,840)	(24,310)
NYMEX WTI Crude Oil	December 2016	(4)	(189,880)	(195,280)	(5,400)
WCE Canola	November 2016	(4)	(28,148)	(28,264)	(116)
Currency Futures
CME Australian Dollar	December 2016	(203)	(15,109,482)	(15,527,470)	(417,988)
CME British Pound	December 2016	(97)	(8,003,700)	(7,879,431)	124,269
CME Canadian Dollar	December 2016	(136)	(10,322,779)	(10,374,760)	(51,981)
CME Japanese Yen	December 2016	(7)	(871,553)	(865,419)	6,134
CME Mexican Peso	December 2016	(50)	(1,285,605)	(1,278,250)	7,355
CME New Zealand Dollar	December 2016	(5)	(364,375)	(363,200)	1,175
CME South African Rand	December 2016	(25)	(911,295)	(896,875)	14,420
CME Swiss Franc	December 2016	(2)	(257,100)	(258,750)	(1,650)
Index Futures
CBOE Volatility Index	November 2016	(4)	(71,860)	(67,800)	4,060
CME E-Mini S&P 500® Index	December 2016	(11)	(1,176,363)	(1,188,275)	(11,912)
CME S&P 500® Index	December 2016	(5)	(2,645,000)	(2,700,500)	(55,500)
Eurex Euro STOXX 50 Index	December 2016	(9)	(301,180)	(302,900)	(1,720)
ICE FTSE 100 Index	December 2016	(14)	(1,219,848)	(1,245,847)	(25,999)
ICE FTSE 250 Index	December 2016	(16)	(731,523)	(737,649)	(6,126)
MIL FTSE per MIB Index	December 2016	(9)	(824,696)	(827,411)	(2,715)
OSE Nikkei 225 Index	December 2016	(8)	(1,298,204)	(1,298,599)	(395)
OSE TOPIX Index	December 2016	(2)	(264,160)	(261,101)	3,059
SAFEX FTSE per JSE Top 40 Index	December 2016	(3)	(99,463)	(100,385)	(922)
SFE SPI 200 Index	December 2016	(19)	(1,968,777)	(1,970,586)	(1,809)
SGX MSCI Singapore Index	October 2016	(10)	(230,069)	(231,099)	(1,030)
SGX Nikkei 225 Index	December 2016	(1)	(83,373)	(80,768)	2,605

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Short Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2016	Unrealized Appreciation (Depreciation)
Interest Rate Futures
30 Day Federal Funds	November 2016	(8)	$(3,319,766)	$(3,319,766)	$-
30 Day Federal Funds	October 2016	(1)	(415,054)	(415,075)	(21)
CME 3-Month Eurodollar	June 2017	(4)	(989,600)	(990,150)	(550)
CME 3-Month Eurodollar	September 2017	(157)	(38,838,964)	(38,849,650)	(10,686)
ICE 3-Month Euro Euribor	September 2017	(20)	(5,641,299)	(5,640,175)	1,124
ICE 3-Month Euro Euroswiss	March 2017	(4)	(1,038,234)	(1,038,414)	(180)
ICE 90-Day Sterling	September 2017	(6)	(970,932)	(970,640)	292
MSE 3-Month Canadian Bankers' Acceptance	March 2017	(25)	(4,719,850)	(4,721,555)	(1,705)
TFX 3-Month Euroyen	March 2017	(1)	(246,768)	(246,682)	86
			(189,489,320)	(190,101,730)	(612,410)
TOTAL FUTURES CONTRACTS			$205,309,802	$205,592,502	$282,700

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Yuan
COP - Columbian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

See accompanying Consolidated Notes to Consolidated Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
State Street/Ramius Managed Futures Strategy Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946
“Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The Consolidated Schedule of Investments of the State Street/Ramius Managed Futures Strategy Fund includes the account of Ramius Trading Strategies MF Ltd.  The State Street/Ramius Managed Futures Strategy Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The Subsidiary is advised by Ramius Trading Strategies LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information.  The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”).  Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund.  The inception date of the Subsidiary was September 20, 2011.  As of September 30, 2016, gross assets of the Fund were $78,767,538, of which $16,599,059, or approximately 21.1%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2016 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2016 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(e) Futures Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (purchase) or short position (write) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. When the Fund purchases or writes an option, an amount equal to the premium paid or received by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option purchased or written.  Premiums paid or received from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.    The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.  The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At September 30, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$61,922,942

Gross unrealized appreciation	$74,140
Gross unrealized depreciation	(3,154)
Net unrealized appreciation on investments	$70,986

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2016 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Certificate of Deposits	$-	$11,031,733	$-	$11,031,733
Commercial Paper	-	24,497,821	-	24,497,821
Corporate Bonds	-	17,843,503	-	17,843,503
U.S. Government and Agencies	-	1,066,073	-	1,066,073
U.S. Treasury Bills	-	999,695	-	999,695
U.S. Treasury Notes	-	5,753,007	-	5,753,007
Purchased Options Contracts	63,400	4,069	-	67,469
Short-Term Investments	802,096	-	-	802,096
Total Investments	$865,496	$61,195,901	$-	$62,061,397
Other Financial Instruments*
Forward Foreign Currency Contracts	$-	$292,844	$-	$292,844
Futures Contracts	1,684,065	-	-	1,684,065
Total Assets	$2,549,561	$61,488,745	$-	$64,038,306

Liabilities
Written Options Contracts	$37,230	$-	$-	$37,230
Other Financial Instruments*
Forward Foreign Currency Contracts	-	227,011	-	227,011
Futures Contracts	1,401,365	-	-	1,401,365
Total Liabilities	$1,438,595	$227,011	$-	$1,665,606

*
Other financial instruments are derivative instruments such as forward contracts, futures contracts and swap contracts.  Forward foreign currency contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2016